Expense Example - William Blair Global Leaders Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	2,239
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,962
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	$ 1,867